Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going concern basis [Abstract]
Bank loan or other debts outstanding	$ 0
Cash and cash equivalents	78,420	$ 165,955	$ 276,776	$ 5,895
Marketable securities	88,700	85,700
Other financial assets	$ 55,615	$ 0